Net Interest Income (Tables)	12 Months Ended
Dec. 31, 2022
Interest Revenue (Expense), Net [Abstract]
Summary of Interest Income, Interest Expense and Net Interest Income
Details of interest income, interest expense, and net interest income for the years ended December 31, 2020, 2021 and 2022, are as follows:

	2020		2021		2022
	(In millions of Korean won)
Interest income
Due from financial institutions measured at fair value through profit or loss	￦	649	￦	1,723	￦	3,186
Securities measured at fair value through profit or loss		647,840		579,128		860,271
Loans measured at fair value through profit or loss		10,876		9,537		12,933
Securities measured at fair value through other comprehensive income		719,434		784,980		1,079,548
Loans measured at fair value through other comprehensive income		7,899		4,618		10,612
Due from financial institutions measured at amortized cost		92,155		66,375		157,913
Securities measured at amortized cost		627,201		765,656		1,120,608
Loans measured at amortized cost		12,177,822		12,745,780		17,191,116
Others		201,871		253,081		352,331

		14,485,747		15,210,878		20,788,518

Interest expense
Deposits		2,916,794		2,218,556		4,536,373
Borrowings		572,946		510,385		1,291,380
Debentures		1,186,310		1,169,708		1,640,773
Others		87,423		82,657		207,058

		4,763,473		3,981,306		7,675,584

Net interest income	￦	9,722,274	￦	11,229,572	￦	13,112,934

Summary of Interest Income Recognized on Impaired Loans	Interest income recognized on impaired loans is ￦ 56,606 million, ￦ 52,638 million and ￦ 53,215 million for the years ended December 31, 2020, 2021 and 2022, respectively.